Restructuring (Tables)	6 Months Ended
Jun. 30, 2018
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
The following table outlines our restructuring activities for the six months ended June 30, 2018 (in thousands):

Accrued restructuring balance as of December 31, 2017	$403
Plus:
Severance	1,377
Other	44
Less:
Payments	(1,311)
Accrued restructuring balance as of June 30, 2018	$513